Shareholder Report, Holdings (Details)	Aug. 31, 2024
PGIM Government Income Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Government Income Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
PGIM Government Income Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Government Income Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
PGIM Government Income Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Government Income Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
PGIM Government Income Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Government Income Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
PGIM Government Income Fund - Class R
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Government Income Fund - Class R | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
PGIM Government Income Fund - Class R | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Government Income Fund - Class R | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
PGIM Government Income Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Government Income Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
PGIM Government Income Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Government Income Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
PGIM Government Income Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Government Income Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
PGIM Government Income Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Government Income Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
PGIM Floating Rate Income Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Floating Rate Income Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
PGIM Floating Rate Income Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
PGIM Floating Rate Income Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(3.30%)
PGIM Floating Rate Income Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
PGIM Floating Rate Income Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
PGIM Floating Rate Income Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
PGIM Floating Rate Income Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
PGIM Floating Rate Income Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	34.70%
PGIM Floating Rate Income Fund - Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
PGIM Floating Rate Income Fund - Class R6 | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Floating Rate Income Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Floating Rate Income Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
PGIM Floating Rate Income Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
PGIM Floating Rate Income Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(3.30%)
PGIM Floating Rate Income Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
PGIM Floating Rate Income Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
PGIM Floating Rate Income Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
PGIM Floating Rate Income Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
PGIM Floating Rate Income Fund - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	34.70%
PGIM Floating Rate Income Fund - Class Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
PGIM Floating Rate Income Fund - Class Z | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Floating Rate Income Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Floating Rate Income Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
PGIM Floating Rate Income Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
PGIM Floating Rate Income Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(3.30%)
PGIM Floating Rate Income Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
PGIM Floating Rate Income Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
PGIM Floating Rate Income Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
PGIM Floating Rate Income Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
PGIM Floating Rate Income Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	34.70%
PGIM Floating Rate Income Fund - Class C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
PGIM Floating Rate Income Fund - Class C | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Floating Rate Income Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Floating Rate Income Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
PGIM Floating Rate Income Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
PGIM Floating Rate Income Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(3.30%)
PGIM Floating Rate Income Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
PGIM Floating Rate Income Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
PGIM Floating Rate Income Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
PGIM Floating Rate Income Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
PGIM Floating Rate Income Fund - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	34.70%
PGIM Floating Rate Income Fund - Class A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
PGIM Floating Rate Income Fund - Class A | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%